Benefit Plans	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
BENEFIT PLANS	BENEFIT PLANSDefined Contribution Plans — The Company sponsors four defined contribution plans ("the DC Plans"). Two plans cover U.S. non-union employees; one for Parent Company and certain Utilities SBU business employees, and one for AES Ohio employees. The remaining two plans include union and non-union employees at AES Indiana and union employees at AES Ohio. The DC Plans are qualified under section 401 of the Internal Revenue Code. Most U.S. employees of the Company are eligible to participate in the appropriate plan except for those employees who are covered by a collective bargaining agreement, unless such agreement specifically provides that the employee is considered an eligible employee under a plan. Within the DC Plans, the Company provides matching contributions in addition to other non-matching contributions. Participants are fully vested in their own contributions. The Company's contributions vest over various time periods ranging from immediate up to five years. For the years ended December 31, 2022, 2021 and 2020, costs for defined contribution plans were approximately $31 million, $26 million and $21 million, respectively.
Defined Benefit Plans — Certain of the Company's subsidiaries have defined benefit pension plans covering substantially all of their respective employees ("the DB Plans"). Pension benefits are based on years of credited service, age of the participant, and average earnings. Of the 28 active DB Plans as of December 31, 2022, five are at U.S. subsidiaries and the remaining plans are at foreign subsidiaries.
The following table reconciles the Company's funded status, both domestic and foreign, as of the periods indicated (in millions):

	2022		2021
	U.S.	Foreign	U.S.	Foreign
Change in projected benefit obligation:
Benefit obligation as of January 1	$1,225	$173	$1,331	$218
Service cost	14	4	14	6
Interest cost	28	17	24	15
Plan amendments	—	—	8	—
Plan curtailments	—	—	—	(23)
Plan settlements	—	—	—	(1)
Benefits paid	(65)	(13)	(101)	(10)
Divestitures	—	(1)	—	—
Actuarial (gain) loss	(288)	(11)	(51)	(16)
Effect of foreign currency exchange rate changes	—	8	—	(16)
Benefit obligation as of December 31	$914	$177	$1,225	$173
Change in plan assets:
Fair value of plan assets as of January 1	$1,218	$106	$1,249	$112
Actual return on plan assets	(250)	7	60	9
Employer contributions	8	5	10	4
Plan settlements	—	—	—	(1)
Benefits paid	(65)	(13)	(101)	(10)
Effect of foreign currency exchange rate changes	—	9	—	(8)
Fair value of plan assets as of December 31	$911	$114	$1,218	$106
Reconciliation of funded status:
Funded status as of December 31	$(3)	$(63)	$(7)	$(67)
The following table summarizes the amounts recognized on the Consolidated Balance Sheets related to the funded status of the DB Plans, both domestic and foreign, as of the periods indicated (in millions):

December 31,	2022		2021
Amounts Recognized on the Consolidated Balance Sheets	U.S.	Foreign	U.S.	Foreign
Noncurrent assets	$34	$7	$49	$7
Accrued benefit liability—current	—	(8)	—	(7)
Accrued benefit liability—noncurrent	(37)	(62)	(56)	(67)
Net amount recognized at end of year	$(3)	$(63)	$(7)	$(67)
The following table summarizes the Company's U.S. and foreign accumulated benefit obligation as of the periods indicated (in millions):

December 31,	2022		2021
	U.S.	Foreign	U.S.	Foreign
Accumulated benefit obligation	$900	$170	$1,199	$165
Information for pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	$340	$169	$458	$165
Accumulated benefit obligation	333	163	442	159
Fair value of plan assets	304	98	402	91
Information for pension plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	$340	$169	$458	$165
Fair value of plan assets	304	98	402	91
The following table summarizes the significant weighted average assumptions used in the calculation of benefit obligation and net periodic benefit cost, both domestic and foreign, as of the periods indicated:

December 31,		2022			2021
		U.S.	Foreign		U.S.	Foreign
Benefit Obligation:	Discount rate	5.41%	13.23%		2.82%	10.45%
	Rate of compensation increase	2.75%	11.06%		2.75%	7.76%
Periodic Benefit Cost:	Discount rate	2.82%	10.45%	(1)	2.45%	7.53%	(1)
	Expected long-term rate of return on plan assets	4.50%	6.36%		4.91%	8.02%
	Rate of compensation increase	2.75%	7.76%		2.75%	5.69%
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(1)Includes an inflation factor that is used to calculate future periodic benefit cost, but is not used to calculate the benefit obligation.
The Company establishes its estimated long-term return on plan assets considering various factors, which include the targeted asset allocation percentages, historic returns, and expected future returns.
The measurement of pension obligations, costs, and liabilities is dependent on a variety of assumptions. These assumptions include estimates of the present value of projected future pension payments to all plan participants, taking into consideration the likelihood of potential future events such as salary increases and demographic experience. These assumptions may have an effect on the amount and timing of future contributions.
The assumptions used in developing the required estimates include the following key factors: discount rates, salary growth, retirement rates, inflation, expected return on plan assets, and mortality rates. The effects of actual results differing from the Company's assumptions are accumulated and amortized over future periods and, therefore, generally affect the Company's recognized expense in such future periods. Unrecognized gains or losses are amortized using the “corridor approach,” under which the net gain or loss in excess of 10% of the greater of the projected benefit obligation or the market-related value of the assets, if applicable, is amortized.
Sensitivity of the Company's pension funded status to the indicated increase or decrease in the discount rate and long-term rate of return on plan assets assumptions is shown below. Note that these sensitivities may be asymmetric and are specific to the base conditions at year-end 2022. They also may not be additive, so the impact of changing multiple factors simultaneously cannot be calculated by combining the individual sensitivities shown. The funded status as of December 31, 2022 is affected by the assumptions as of that date. Pension expense for 2022 is affected by the December 31, 2021 assumptions. The impact on pension expense from a one percentage point change in these assumptions is shown in the following table (in millions):

Increase of 1% in the discount rate	$(1)
Decrease of 1% in the discount rate	4
Increase of 1% in the long-term rate of return on plan assets	(13)
Decrease of 1% in the long-term rate of return on plan assets	13
The following table summarizes the components of the net periodic benefit cost, both domestic and foreign, for the years indicated (in millions):

December 31,	2022		2021		2020
Components of Net Periodic Benefit Cost:	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
Service cost	$14	$4	$14	$6	$12	$6
Interest cost	28	17	24	15	35	14
Expected return on plan assets	(53)	(7)	(59)	(8)	(58)	(7)
Amortization of prior service cost	4	—	4	—	5	—
Amortization of net loss	8	1	15	3	14	2
Curtailment (gain) loss recognized	—	—	—	(17)	—	—
Total pension cost	$1	$15	$(2)	$(1)	$8	$15
The following table summarizes the amounts reflected in AOCL, including AOCL attributable to noncontrolling interests, on the Consolidated Balance Sheet as of December 31, 2022, that have not yet been recognized as components of net periodic benefit cost (in millions):

December 31, 2022	Accumulated Other Comprehensive Income (Loss)
	U.S.	Foreign
Prior service cost	$(3)	$3
Unrecognized net actuarial loss	(20)	(27)
Total	$(23)	$(24)
The following table summarizes the Company's target allocation for 2022 and pension plan asset allocation, both domestic and foreign, as of the periods indicated:

			Percentage of Plan Assets as of December 31,
	Target Allocations		2022		2021
Asset Category	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
Equity securities	22%	12%	22.17%	3.53%	31.26%	14.76%
Debt securities	78%	82%	77.28%	92.14%	68.37%	82.40%
Real estate	—%	2%	—%	1.09%	—%	1.11%
Other	—%	4%	0.55%	3.24%	0.37%	1.73%
Total pension assets			100.00%	100.00%	100.00%	100.00%
The U.S. DB Plans seek to achieve the following long-term investment objectives:
•maintenance of sufficient income and liquidity to pay retirement benefits and other lump sum payments;
•long-term rate of return in excess of the annualized inflation rate;
•long-term rate of return, net of relevant fees, that meets or exceeds the assumed actuarial rate; and
•long-term competitive rate of return on investments, net of expenses, that equals or exceeds various benchmark rates.
The asset allocation is reviewed periodically to determine a suitable asset allocation which seeks to manage risk through portfolio diversification and takes into account the above-stated objectives, in conjunction with current funding levels, cash flow conditions, and economic and industry trends. The following table summarizes the Company's U.S. DB Plan assets by category of investment and level within the fair value hierarchy as of the periods indicated (in millions):

	December 31, 2022				December 31, 2021
U.S. Plans	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity securities: (1)	$—	$202	$—	$202	$—	$381	$—	$381
Debt securities: (1)	—	704	—	704	—	833	—	833
Cash and cash equivalents	5	—	—	5	4	—	—	4
Total plan assets	$5	$906	$—	$911	$4	$1,214	$—	$1,218
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(1)For the U.S. plans, the balances under the equity securities and debt securities categories represent investments through common collective trusts, for which the underlying investments are equity and debt securities.
The investment strategy of the foreign DB Plans seeks to maximize return on investment while minimizing risk. The assumed asset allocation has less exposure to equities in order to closely match market conditions and near term forecasts. The following table summarizes the Company's foreign DB plan assets by category of investment and level within the fair value hierarchy as of the periods indicated (in millions):

		December 31, 2022				December 31, 2021
Foreign Plans		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity securities:	Mutual funds	$—	$3	$—	$3	$15	$—	$—	$15
	Private equity	—	—	1	1	—	—	1	1
Debt securities:	Mutual funds (1)	35	70	—	105	18	69	—	87
Real estate:	Real estate	—	—	1	1	—	—	1	1
Other:	Other assets	1	2	1	4	1	—	1	2
	Total plan assets	$36	$75	$3	$114	$34	$69	$3	$106
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(1)Mutual funds categorized as debt securities consist of mutual funds for which debt securities are the primary underlying investment.
The following table summarizes the estimated cash flows for U.S. and foreign expected employer contributions and expected future benefit payments, both domestic and foreign (in millions):

	U.S.	Foreign
Expected employer contribution in 2023	$8	$10
Expected benefit payments for fiscal year ending:
2023	68	18
2024	69	16
2025	69	17
2026	69	19
2027	69	21
2028 - 2032	342	125